Condensed financial information of the Company (Tables)	12 Months Ended
Dec. 31, 2018
Condensed financial information of the Company [Abstract]
Condensed Balance Sheet
Condensed Balance Sheets

	Year ended December 31
	2017	2018
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	15,726,978	93,606,791
Other receivables	-	665,428
Other current assets	46,780	250,569
Due from subsidiaries	720,955,318	667,811,964
Due from related parities	561,872	348,076

Total current assets	737,290,948	762,682,828

Investments in subsidiaries	1,287,013,327	1,142,335,163

TOTAL ASSETS	2,024,304,275	1,905,017,991

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Short-term bank loan	58,716,253	-
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	16,747,632	24,090,605
Current portion of long-term bank loan	64,845,655	397,039,358
Payroll and welfare payables	7,238,573	2,817,136

Total current liabilities	148,463,691	424,862,677

Long term bank loan	-	3,178,000
Other long-term debt	883,268,735	796,606,833

Total liabilities	1,031,732,426	1,224,647,510

Shareholders’ equity
Common shares, $ 0.0001 par value:
Authorized- 500,000,000 shares, issued and outstanding- 119,805,636 shares for 2018 (2017: 129,578,676 shares)	16,314	16,399
Treasury shares	(67,792,368)	(87,639,088)
Additional paid-in capital	543,338,206	532,117,479
Retained earnings	517,009,697	235,875,691

Total shareholders’ equity	992,571,849	680,370,481

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,024,304,275	1,905,017,991

Condensed Statement of Comprehensive Income
Condensed Statements of Comprehensive Income

	Year ended December 31
	2016	2017	2018
	US$	US$	US$
General and administrative expenses	(20,081,338)	(13,781,596)	(9,877,059)

Operating loss	(20,081,338)	(13,781,596)	(9,877,059)
Interest expense	(65,092,711)	(65,387,198)	(105,990,420)
Interest income	127,852	3,200,520	1,221,465
(Loss)/Gain on extinguishment of debt	(12,123,750)	(15,879,702)	3,267,457
Other expenses	40,922	1,114,517	(11,135,488)
Equity in profit of subsidiaries, net	170,106,573	154,361,010	195,548,594

Income from operations before income taxes	72,977,548	63,627,551	73,034,549
Income taxes	-	-	-

Net income attributable to common shareholders	72,977,548	63,627,551	73,034,549

Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments	(65,634,725)	63,908,624	(59,347,915)

Comprehensive income attributable to shareholders	7,342,823	127,536,175	13,686,634

Condensed Statement of Cash Flows
Condensed Statements of Cash Flows

	Year ended December 31
	2016	2017	2018
	US$	US$	US$
Cash flows from operating activities:
Net income	72,977,548	63,627,551	73,034,549
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(170,106,573)	(154,361,010)	(195,548,594)
Stock based compensation expense	7,085,958	4,266,373	3,152,908
Amortization of deferred charges	7,067,935	4,036,412	7,415,821
Loss on extinguishment of debt	12,123,750	15,879,702	(3,267,457)
Other deposits and prepayments	2,389,045	-	-
Other receivables	-	-	(665,428)
Other current assets	2,320	(2,214)	(203,789)
Other payable and accrued liabilities	3,679,102	4,874,134	7,342,974
Payroll and welfare payables	119,168	2,893,230	(590,356)
Amount due from related parties	-	(561,872)	213,796
Net cash used in operating activities	(64,661,747)	(59,347,694)	(109,115,576)

Cash flows from financing activities:
Changes in due from a subsidiary	181,515,577	(326,904,897)	53,143,354
Proceeds from short-term bank loans	-	24,294,636	-
Repayments of short-term bank loans	(146,208,974)	-	(13,250,000)
Proceeds from long-term bank loans	23,250,000	-	3,178,000
Repayments from long-term bank loans	-	-	-
Proceeds from other long-term debts	300,000,000	603,179,617	200,000,000
Repayment of other long-term debts	(186,164,616)	(201,002,731)	-
Purchase of treasury shares	(29,688,648)	(14,058,280)	(19,846,720)
Dividends to shareholders	(20,545,257)	(26,090,734)	(25,739,147)
Deferred charges	(7,621,208)	(13,952,084)	(4,082,815)
Purchase of shares under RSU plan	(4,003,999)	-	(7,797,949)
Loss on extinguishment of debt	(12,123,750)	(13,000,000)	-
Proceeds from exercise of stock options	1,454,020	6,111,912	1,390,666

Net cash provided by financing activities	99,863,145	38,577,439	186,995,389

Net increase/(decrease) in cash and cash equivalents	35,201,398	(20,770,255)	77,879,813
Cash and cash equivalents, at the beginning of the year	1,295,835	36,497,233	15,726,978

Cash and cash equivalents, at end of the period	36,497,233	15,726,978	93,606,791